UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 2/28/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.13%

Beverages — 10.86%
Ambev SA ADR	205,360	$1,386,180
Coca-Cola Company (The)	43,712	1,889,233
Diageo p.l.c.	10,828	1,468,710
Molson Coors Brewing Company, Class B	25,491	1,943,688

		6,687,811

Biotechnology — 1.93%
Celgene Corporation(a)	13,635	1,187,881

Commercial Services & Supplies — 1.92%
Stericycle, Inc.(a)	18,874	1,182,834

Construction & Engineering — 3.95%
Fluor Corporation	42,753	2,432,645

Electric Utilities — 12.36%
Alliant Energy Corporation	30,010	1,159,887
Duke Energy Corporation	35,544	2,677,885
FirstEnergy Corporation	54,627	1,766,091
PG&E Corporation(a)	48,815	2,005,808

		7,609,671

Equity Real Estate Investment Trusts (REITs) — 7.82%
GEO Group, Inc. (The)	78,627	1,674,755
OUTFRONT Media, Inc.	67,065	1,375,503
Public Storage	9,102	1,769,793

		4,820,051

Food & Staples Retailing — 1.84%
Rite Aid Corporation(a)	576,045	1,134,809

Food Products — 18.68%
Campbell Soup Company	32,707	1,408,036
ConAgra Foods, Inc.	57,534	2,078,703
General Mills, Inc.	39,229	1,983,026
Hershey Company (The)	27,303	2,682,793
J.M. Smucker Company (The)	26,546	3,352,761

		11,505,319

Household Durables — 1.56%
Newell Brands, Inc.	37,325	958,879

See accompanying notes which are an integral part of this schedule of investments.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2018 (Unaudited)

	Shares	Fair Value
Independent Power and Renewable Electricity Producers — 2.91%
AES Corporation	165,152	$1,795,202

Industrial Conglomerates — 1.85%
General Electric Company	80,937	1,142,021

Leisure Products — 0.90%
Hasbro, Inc.	5,805	554,784

Media — 2.59%
Viacom, Inc., Class B	47,806	1,593,852

Multi-Line Retail — 3.36%
Nordstrom, Inc.	40,394	2,072,616

Multi-Utilities — 4.06%
Dominion Energy, Inc.	33,751	2,499,937

Specialty Retail — 9.51%
Foot Locker, Inc.	34,163	1,568,424
TJX Companies, Inc. (The)	18,238	1,507,918
Tractor Supply Company	20,512	1,331,844
Williams-Sonoma, Inc.	28,015	1,450,056

		5,858,242

Textiles, Apparel & Luxury Goods — 2.57%
Under Armour, Inc., Class C(a)	105,061	1,581,168

Water Utilities — 2.16%
American Water Works Company, Inc.	16,805	1,333,645

Wireless Telecommunication Services — 3.30%
Rogers Communications, Inc., Class B	45,072	2,032,296

Total Common Stocks (Cost $56,896,553)		57,983,663

See accompanying notes which are an integral part of this schedule of investments.

SYMONS VALUE INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2018 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 5.80%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.29%(b)	3,572,617	$3,572,617

Total Money Market Funds (Cost $3,572,617)		3,572,617

Total Investments — 99.93% (Cost $60,469,170)		61,556,280

Other Assets in Excess of Liabilities — 0.07%		44,771

NET ASSETS — 100.00%		$61,601,051

(a)	Non-income producing security
(b)	Rate disclosed is the seven day effective yield as of February 28, 2018

ADR - American Depositary Receipt.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At February 28, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$4,193,279
Gross unrealized depreciation	(3,099,509)

Net unrealized appreciation	$1,093,770

Aggregate cost of securities for federal income tax purposes	$60,462,510

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments

February 28, 2018 (Unaudited)

The Symons Value Institutional Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year is reported subsequent to year end. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Symons Value Institutional Fund

Related Notes to the Schedule of Investments - continued

February 28, 2018 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Symons Capital Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Valuation Inputs
Symons Value Institutional Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$57,983,663	$—	$—	$57,983,663
Money Market Funds	3,572,617	—	—	3,572,617
Total	$61,556,280	$—	$—	$61,556,280

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2018 based on input levels assigned at November 30, 2017.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.94%

Consumer Discretionary — 12.43%
Century Communities, Inc.(a)	20,000	$595,000
Educational Development Corporation(a)	10,000	193,500
Entravision Communications Corporation, Class A	27,000	174,150
Green Brick Partners, Inc.(a)	28,000	282,800
LGI Homes, Inc.(a)	6,000	339,540
MCBC Holdings, Inc.(a)	6,000	147,060
Modine Manufacturing Company(a)	15,500	356,500
Nexstar Media Group, Inc., Class A	2,300	164,335
Tapestry, Inc.	6,000	305,460
TRI Pointe Group, Inc.(a)	35,000	536,550
William Lyon Homes, Class A(a)	24,000	606,720

		3,701,615

Consumer Staples — 1.96%
SUPERVALU, Inc.(a)	41,000	583,430

Energy — 16.65%
Abraxas Petroleum Corporation(a)	73,000	156,950
Andeavor	6,000	537,720
C&J Energy Services, Inc.(a)	24,500	588,000
Cenovus Energy, Inc.	53,000	386,900
CNX Resources Corporation(a)	23,000	369,610
Goodrich Petroleum Corporation(a)	14,000	145,320
HollyFrontier Corporation	9,000	385,470
Newfield Exploration Company(a)	13,000	303,290
Par Pacific Holdings, Inc.(a)	7,800	132,756
ProPetro Holding Corporation(a)	5,000	80,650
Smart Sand, Inc.(a)	48,300	358,386
Southwestern Energy Company(a)	55,000	196,350
SRC Energy, Inc.(a)	32,500	288,275
TransGlobe Energy Corporation(a)	110,000	142,450
U.S. Silica Holdings, Inc.	20,500	530,745
Valero Energy Corporation	3,900	352,638

		4,955,510

Financials — 15.45%
ACNB Corporation	5,500	154,000
American Equity Investment Life Holding Company	5,500	168,355
AmeriServ Financial, Inc.	40,000	162,000
Ares Commercial Real Estate Corporation	12,000	147,840
Arlington Asset Investment Corporation, Class A	14,000	151,480

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2018 (Unaudited)

	Shares	Fair Value
Capital Southwest Corporation	9,000	154,800
Colony Bankcorp, Inc.	11,000	156,750
Cowen, Inc., Class A(a)	20,000	287,000
Curo Group Holdings Corp.(a)	9,000	150,840
Elmira Savings Bank	8,000	161,600
First Horizon National Corporation	16,000	304,800
First Savings Financial Group, Inc.	2,600	170,560
Health Insurance Innovations, Inc.(a)	14,000	436,800
Merchants Bancorp/IN	7,500	153,750
Oppenheimer Holdings, Inc., Class A	11,500	305,325
Porter Bancorp, Inc.(a)	23,000	338,100
Sachem Capital Corporation	36,000	123,120
Stifel Financial Corporation	4,800	306,576
United Insurance Holdings Corporation	8,000	156,400
Virtus Investment Partners, Inc.	2,600	319,930
Wells Fargo & Company	5,000	292,050

		4,602,076

Health Care — 4.12%
Acorda Therapeutics, Inc.(a)	11,500	273,125
ANI Pharmaceuticals, Inc.(a)	6,000	384,420
DURECT Corporation(a)	162,000	197,640
Innoviva, Inc.(a)	24,000	372,240

		1,227,425

Industrials — 6.58%
ACCO Brands Corporation	11,500	145,475
ASV Holdings, Inc.(a)	17,000	137,020
CAI International, Inc.(a)	29,000	585,800
Espey Manufacuring & Electronics Corporation	6,000	161,880
Servotronics, Inc.	14,000	133,280
Sunrun, Inc.(a)	49,000	327,810
TPI Composites, Inc.(a)	8,500	168,470
Willis Lease Finance Corporation(a)	11,000	300,300

		1,960,035

Information Technology — 25.00%
Applied Materials, Inc.	15,000	863,850
Axcelis Technologies, Inc.(a)	26,500	647,925
DXC Technology Company	1,600	164,064
Electro Scientific Industries, Inc.(a)	31,000	555,830
Ichor Holdings Ltd.(a)	23,000	594,320
Information Services Group, Inc.(a)	36,000	151,920
InTEST Corporation(a)	34,000	261,800
KEMET Corporation(a)	37,000	665,260
Lam Research Corporation	3,500	671,510
Micron Technology, Inc.(a)	19,000	927,390
Open Text Corporation	4,200	147,336
Quarterhill, Inc.	90,000	154,800

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2018 (Unaudited)

	Shares	Fair Value
SMART Global Holdings, Inc.(a)	9,300	322,896
SuperCom Ltd.(a)	78,000	220,740
Tech Data Corporation(a)	3,000	310,020
Ultra Clean Holdings, Inc.(a)	15,750	303,345
Xcerra Corporation(a)	15,000	150,000
Xperi Corporation	15,000	330,750

		7,443,756

Materials — 14.85%
Century Aluminum Company(a)	20,000	381,000
Gold Resource Corporation	82,000	333,740
Golden Star Resources Ltd.(a)	200,000	140,500
Innospec, Inc.	4,500	292,275
Kronos Worldwide, Inc.	11,000	235,950
Louisiana-Pacific Corporation	11,500	327,750
Mercer International, Inc.	22,000	290,400
Methanex Corporation	11,500	631,925
Norbord, Inc.	10,000	337,700
Olympic Steel, Inc.	29,000	653,370
Rayonier Advanced Materials, Inc.	15,500	315,735
Synalloy Corporation	12,500	171,250
Warrior Met Coal, Inc.	10,000	312,100

		4,423,695

Real Estate — 0.49%
Medical Properties Trust, Inc.	12,000	147,120

Utilities — 1.41%
New Jersey Resources Corporation	8,000	304,800
Spark Energy, Inc.	12,500	116,250

		421,050

Total Common Stocks (Cost $27,815,150)		29,465,712

MONEY MARKET FUNDS - 1.56%
Fidelity Investments Money Market Government Portfolio - Class I, 1.26%(b)	465,136	465,136

Total Money Market Funds (Cost $465,136)		465,136

Total Investments — 100.50% (Cost $28,280,286)		29,930,848

Liabilities in Excess of Other Assets — (0.50)%		(148,331)

NET ASSETS — 100.00%		$29,782,517

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2018.

See accompanying notes which are an integral part of this schedule of investments.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At February 28, 2018, the net unrealized appreciation (depreciation) for federal income tax purposed was as follows:

Gross unrealized appreciation	$2,718,722
Gross unrealized depreciation	(1,097,554)

Net unrealized appreciation	$1,621,168

Aggregate cost of securities for income tax purposes	$28,309,680

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2018 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and master limited partnerships, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2018 – (Unaudited)

In accordance with the Trust’s valuation policies, SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,465,712	$—	$—	$29,465,712
Money Market Funds	465,136	—	—	465,136
Total	$29,930,848	$—	$—	$29,930,848

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2018, based on input levels assigned at November 30, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By /s/ David R. Carson

David R. Carson, President

Date	4/25/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Carson

David R. Carson, President

Date	4/25/18

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date	4/25/18